Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.11%	4.76%	11.35%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	2.97%	9.35%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	3.42%	8.82%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	4.88%	11.47%